Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)
December 31, 201 7
C ommon equity T ier 1 capital	$76,279	12.45%	$27,561	4.50%	$48,718	7.95%	$39,810	6.50%
Tier 1 leverage	76,279	10.68	28,569	4.00	47,710	6.68	35,711	5.00
Tier 1 r isk-based capital	76,279	12.45	36,748	6.00	39,531	6.45	48,997	8.00
To tal risk-based capital	83,957	13.71	48,997	8.00	34,960	5.71	61,246	10.00

December 31, 2016
Common equity T ier 1 capital	$77,634	13.42%	$26,032	4.50%	$51,602	8.92%	$37,601	6.50%
Tier 1 leverage	77,634	11.55	26,876	4.00	50,758	7.55	33,595	5.00
Tier 1 risk-based capital	77,634	13.42	34,709	6.00	42,925	7.42	46,278	8.00
Total risk-based capital	84,900	14.68	46,278	8.00	38,622	6.68	57,848	10.00